UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08765

Managed High Yield Plus Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas, 12th Floor

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: May 31

Date of reporting period: February 29, 2016

Item 1. Schedule of Investments

Managed High Yield Plus Fund Inc.

Schedule of investments — February 29, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — 121.55%
Aerospace/defense — 1.73%
Bombardier, Inc.
7.750%, due 03/15/20[2]	600,000	480,000
Huntington Ingalls Industries, Inc.
5.000%, due 12/15/21[2]	300,000	315,750
5.000%, due 11/15/25[2]	225,000	235,827
TransDigm, Inc.
6.000%, due 07/15/22	925,000	901,875

		1,933,452

Airlines — 0.55%
Continental Airlines Pass Through Certificate 2012-3, Class C
6.125%, due 04/29/18	600,000	619,500

Apparel/textiles — 0.66%
The William Carter Co.
5.250%, due 08/15/21	725,000	739,500

Auto loans — 0.76%
General Motors Financial Co., Inc.
4.250%, due 05/15/23	325,000	316,908
6.750%, due 06/01/18	500,000	534,481

		851,389

Auto parts & equipment — 4.16%
American Axle & Manufacturing, Inc.
6.625%, due 10/15/22	800,000	810,000
LKQ Corp.
4.750%, due 05/15/23	425,000	408,000
Meritor, Inc.
6.250%, due 02/15/24	550,000	449,625
Schaeffler Holding Finance BV
6.875%, due 08/15/18[2,3]	1,050,000	1,076,250
Tenneco, Inc.
5.375%, due 12/15/24	425,000	439,875
The Goodyear Tire & Rubber Co.
5.125%, due 11/15/23	225,000	231,187
6.500%, due 03/01/21	475,000	500,237
ZF North America Capital, Inc.
4.750%, due 04/29/25[2]	775,000	740,125

		4,655,299

Automaker — 0.59%
General Motors Co.
6.250%, due 10/02/43	675,000	660,581

Managed High Yield Plus Fund Inc.

Schedule of investments — February 29, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Banking — 3.50%
Bank of America Corp.
6.250%, due 09/05/24[4,5]	200,000	195,230
Credit Agricole SA
7.875%, due 01/23/24[2,4,5]	750,000	660,748
ING Groep NV
6.500%, due 04/16/25[4,5]	825,000	747,141
JPMorgan Chase & Co.
6.750%, due 02/01/24[4,5]	800,000	848,000
Lloyds Banking Group PLC
6.413%, due 10/01/35[2,4,5]	750,000	791,250
RBS Capital Trust II
6.425%, due 01/03/34[4,5]	275,000	283,250
Royal Bank of Scotland Group PLC
7.500%, due 08/10/20[4,5]	435,000	392,544

		3,918,163

Brokerage — 1.32%
E*TRADE Financial Corp.
5.375%, due 11/15/22	175,000	181,893
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.375%, due 04/01/20[2]	700,000	539,000
KCG Holdings, Inc.
6.875%, due 03/15/20[2]	900,000	760,500

		1,481,393

Building & construction — 2.53%
CalAtlantic Group, Inc.
8.375%, due 01/15/21	425,000	484,500
10.750%, due 09/15/16	375,000	390,937
D.R. Horton, Inc.
4.375%, due 09/15/22	650,000	648,375
K. Hovnanian Enterprises, Inc.
7.250%, due 10/15/20[2]	300,000	234,000
KB Home
7.000%, due 12/15/21	200,000	190,000
7.250%, due 06/15/18	375,000	390,000
M/I Homes, Inc.
6.750%, due 01/15/21	250,000	241,875
PulteGroup, Inc.
5.500%, due 03/01/26	250,000	252,500

		2,832,187

Managed High Yield Plus Fund Inc.

Schedule of investments — February 29, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Building materials — 5.35%
ABC Supply Co., Inc.
5.625%, due 04/15/21[2]	525,000	536,812
Beacon Roofing Supply, Inc.
6.375%, due 10/01/23[2]	125,000	131,875
Builders FirstSource, Inc.
7.625%, due 06/01/21[2]	725,000	735,875
Cemex SAB de CV
5.372%, due 10/15/18[2,4]	450,000	433,125
5.875%, due 03/25/19[2]	475,000	462,531
7.250%, due 01/15/21[2]	200,000	199,980
GCP Applied Technologies, Inc.
9.500%, due 02/01/23[2]	260,000	278,200
HD Supply, Inc.
5.250%, due 12/15/21[2]	450,000	472,923
7.500%, due 07/15/20	50,000	52,625
Summit Materials LLC/Summit Materials Finance Corp.
6.125%, due 07/15/23	350,000	312,375
USG Corp.
5.500%, due 03/01/25[2]	75,000	76,688
5.875%, due 11/01/21[2]	825,000	855,937
Vulcan Materials Co.
7.500%, due 06/15/21	900,000	1,041,750
WESCO Distribution, Inc.
5.375%, due 12/15/21	425,000	400,563

		5,991,259

Cable & satellite TV — 0.19%
Neptune Finco Corp.
6.625%, due 10/15/25[2]	200,000	211,000

Chemicals — 3.58%
Blue Cube Spinco, Inc.
9.750%, due 10/15/23[2]	175,000	194,688
Celanese US Holdings LLC
4.625%, due 11/15/22	225,000	222,750
5.875%, due 06/15/21	325,000	344,500
Ineos Group Holdings PLC
6.125%, due 08/15/18[2]	1,175,000	1,175,000
Montell Finance Co. BV
8.100%, due 03/15/27[2]	150,000	190,469
Nova Chemicals Corp.
5.250%, due 08/01/23[2]	425,000	419,687
SPCM SA
6.000%, due 01/15/22[2]	875,000	866,250
WR Grace & Co-Conn
5.125%, due 10/01/21[2]	425,000	442,000
5.625%, due 10/01/24[2]	150,000	156,375

		4,011,719

Managed High Yield Plus Fund Inc.

Schedule of investments — February 29, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Computer hardware — 0.74%
NCR Corp.
5.875%, due 12/15/21	450,000	442,125
6.375%, due 12/15/23	400,000	392,000

		834,125

Consumer products — 1.30%
Century Intermediate Holding Co. 2
9.750%, due 02/15/19[2,3]	725,000	737,687
Revlon Consumer Products Corp.
5.750%, due 02/15/21[6]	550,000	551,375
Spectrum Brands Escrow Corp.
6.625%, due 11/15/22	150,000	161,438

		1,450,500

Consumer/commercial/lease financing — 7.62%
Ally Financial, Inc.
4.125%, due 02/13/22	200,000	194,500
8.000%, due 11/01/31	325,000	360,344
CIT Group, Inc.
5.000%, due 08/15/22	325,000	326,219
5.500%, due 02/15/19[2]	760,000	785,171
Credit Acceptance Corp.
7.375%, due 03/15/23[2]	675,000	637,875
International Lease Finance Corp.
5.875%, due 04/01/19	300,000	316,875
5.875%, due 08/15/22	500,000	531,875
7.125%, due 09/01/18[2]	1,900,000	2,066,250
Navient Corp. MTN
5.500%, due 01/15/19	425,000	420,750
8.000%, due 03/25/20	825,000	814,687
8.450%, due 06/15/18	450,000	479,533
Quicken Loans, Inc.
5.750%, due 05/01/25[2]	875,000	818,125
Springleaf Finance Corp.
5.250%, due 12/15/19	450,000	393,750
6.900%, due 12/15/17	395,000	393,519

		8,539,473

Diversified capital goods — 0.79%
Anixter, Inc.
5.125%, due 10/01/21	575,000	562,781
Belden, Inc.
5.250%, due 07/15/24[2]	350,000	318,500

		881,281

Managed High Yield Plus Fund Inc.

Schedule of investments — February 29, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Electric-generation — 2.49%
Calpine Corp.
5.375%, due 01/15/23	400,000	373,000
6.000%, due 01/15/22[2]	650,000	666,250
Dynegy, Inc.
6.750%, due 11/01/19	600,000	559,500
NRG Energy, Inc.
6.250%, due 07/15/22	790,000	667,550
NRG Yield Operating LLC
5.375%, due 08/15/24	600,000	528,000

		2,794,300

Electric-integrated — 0.64%
FirstEnergy Corp.
7.375%, due 11/15/31	575,000	714,624

Electronics — 3.04%
Advanced Micro Devices, Inc.
6.750%, due 03/01/19	450,000	328,500
7.000%, due 07/01/24	250,000	156,250
Flextronics International Ltd.
5.000%, due 02/15/23	650,000	651,625
Nokia Oyj
6.625%, due 05/15/39	400,000	408,000
NXP BV/NXP Funding LLC
5.750%, due 02/15/21[2]	700,000	728,000
Qorvo, Inc.
6.750%, due 12/01/23[2]	675,000	686,812
Zebra Technologies Corp.
7.250%, due 10/15/22	425,000	443,063

		3,402,250

Energy-exploration & production — 1.39%
Antero Resources Corp.
5.375%, due 11/01/21	125,000	108,125
6.000%, due 12/01/20	200,000	179,000
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2]	650,000	556,563
Memorial Production Partners LP/Memorial Production Finance Corp.
6.875%, due 08/01/22	243,000	52,245
7.625%, due 05/01/21	477,000	109,710
Newfield Exploration Co.
5.625%, due 07/01/24	200,000	182,000
5.750%, due 01/30/22	200,000	187,500
Rice Energy, Inc.
6.250%, due 05/01/22	150,000	121,500
SM Energy Co.
6.125%, due 11/15/22	150,000	65,250

		1,561,893

Managed High Yield Plus Fund Inc.

Schedule of investments — February 29, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Environmental — 0.38%
Clean Harbors, Inc.
5.250%, due 08/01/20	425,000	426,063

Food & drug retailers — 1.15%
CVS Health Corp.
4.750%, due 12/01/22[2]	550,000	602,253
Rite Aid Corp.
6.125%, due 04/01/23[2]	300,000	320,250
9.250%, due 03/15/20	350,000	369,250

		1,291,753

Food-wholesale — 2.45%
Agrokor D.D.
8.875%, due 02/01/20[2]	875,000	917,875
Aramark Corp.
5.750%, due 03/15/20	425,000	438,813
Dean Foods Co.
6.500%, due 03/15/23[2]	650,000	683,923
Diamond Foods, Inc.
7.000%, due 03/15/19[2]	675,000	698,625

		2,739,236

Forestry/paper — 1.55%
Boise Cascade Co.
6.375%, due 11/01/20	1,000,000	975,000
Cascades, Inc.
5.500%, due 07/15/22[2]	375,000	353,437
Smurfit Kappa Acquisitions
4.875%, due 09/15/18[2]	400,000	413,200

		1,741,637

Gaming — 4.17%
GLP Capital LP/GLP Financing II, Inc.
4.875%, due 11/01/20	425,000	430,185
Greektown Holdings LLC/Greektown Mothership Corp.
8.875%, due 03/15/19[2]	625,000	609,375
MGM Resorts International
6.000%, due 03/15/23	425,000	435,625
6.750%, due 10/01/20	400,000	429,656
8.625%, due 02/01/19	800,000	906,000
Scientific Games International, Inc.
10.000%, due 12/01/22	1,250,000	981,250
Shingle Springs Tribal Gaming Authority
9.750%, due 09/01/21[2]	350,000	376,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, due 03/15/22	500,000	503,025

		4,671,366

Managed High Yield Plus Fund Inc.

Schedule of investments — February 29, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Gas distribution — 2.95%
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, due 06/15/24	500,000	377,500
6.000%, due 05/15/23	150,000	117,375
Hiland Partners LP/Hiland Partners Finance Corp.
5.500%, due 05/15/22[2]	100,000	91,125
MPLX LP
4.875%, due 12/01/24[2]	75,000	61,283
4.875%, due 06/01/25[2]	525,000	433,303
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23	250,000	203,125
Sabine Pass Liquefaction LLC
5.625%, due 02/01/21[6]	675,000	644,203
6.250%, due 03/15/22	425,000	404,813
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.500%, due 08/15/22	350,000	227,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.125%, due 11/15/19	400,000	353,000
6.875%, due 02/01/21	75,000	65,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.875%, due 10/01/20	352,000	330,880

		3,309,357

Gas pipelines — 0.56%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, due 11/15/22[2]	325,000	243,750
Sunoco LP/Sunoco Finance Corp.
5.500%, due 08/01/20[2]	400,000	382,000

		625,750

Health facilities — 4.42%
Amsurg Corp.
5.625%, due 07/15/22	825,000	849,750
CHS/Community Health Systems, Inc.
7.125%, due 07/15/20	600,000	540,000
DaVita HealthCare Partners, Inc.
5.000%, due 05/01/25	325,000	324,188
5.125%, due 07/15/24	625,000	635,937
HCA, Inc.
5.375%, due 02/01/25	425,000	432,969
5.875%, due 03/15/22	150,000	160,875
6.500%, due 02/15/20	300,000	332,310
7.500%, due 02/15/22	620,000	700,476
Tenet Healthcare Corp.
6.000%, due 10/01/20	200,000	211,625
8.000%, due 08/01/20	150,000	151,500
8.125%, due 04/01/22	625,000	614,450

		4,954,080

Managed High Yield Plus Fund Inc.

Schedule of investments — February 29, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Health services — 1.74%
Envision Healthcare Corp.
5.125%, due 07/01/22[2]	450,000	450,000
ExamWorks Group, Inc.
5.625%, due 04/15/23	475,000	477,375
IMS Health, Inc.
6.000%, due 11/01/20[2]	425,000	439,518
Service Corp. International
5.375%, due 05/15/24	550,000	585,062

		1,951,955

Household & leisure product — 0.13%
Brunswick Corp.
4.625%, due 05/15/21[2]	150,000	150,375

Insurance — 0.04%
USI, Inc.
7.750%, due 01/15/21[2]	50,000	46,000

Investments & miscellaneous financial services — 0.31%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.000%, due 08/01/20	375,000	348,750

Leisure — 1.24%
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	675,000	685,125
7.500%, due 10/15/27	250,000	277,500
Speedway Motorsports, Inc.
5.125%, due 02/01/23	425,000	427,125

		1,389,750

Machinery — 0.73%
Case New Holland, Inc.
7.875%, due 12/01/17	765,000	815,108

Managed care — 0.80%
Centene Escrow Corp.
5.625%, due 02/15/21[2]	100,000	104,750
6.125%, due 02/15/24[2]	100,000	106,125
MPH Acquisition Holdings LLC
6.625%, due 04/01/22[2]	525,000	528,938
WellCare Health Plans, Inc.
5.750%, due 11/15/20	150,000	154,125

		893,938

Managed High Yield Plus Fund Inc.

Schedule of investments — February 29, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1]— (continued)
Media-broadcast — 3.31%
Clear Channel Worldwide Holdings, Inc.
7.625%, due 03/15/20	350,000	308,000
iHeartCommunications, Inc.
11.250%, due 03/01/21	1,500,000	1,018,125
Netflix, Inc.
5.500%, due 02/15/22	450,000	472,500
5.875%, due 02/15/25	450,000	471,375
Sirius XM Holdings, Inc.
4.250%, due 05/15/20[2]	175,000	177,625
4.625%, due 05/15/23[2]	300,000	293,625
5.750%, due 08/01/21[2]	700,000	726,250
5.875%, due 10/01/20[2]	225,000	235,125

		3,702,625

Media-cable & satellite TV — 9.75%
Altice Financing SA
6.625%, due 02/15/23[2]	400,000	394,000
Altice Luxembourg SA
7.750%, due 05/15/22[2]	1,000,000	967,500
Altice US Finance I Corp.
5.375%, due 07/15/23[2]	200,000	203,500
Cablevision Systems Corp.
5.875%, due 09/15/22	225,000	180,000
8.625%, due 09/15/17	65,000	69,095
CCO Holdings LLC/CCO Holdings Capital Corp.
5.875%, due 04/01/24[2]	75,000	76,500
6.500%, due 04/30/21	775,000	805,516
6.625%, due 01/31/22	1,000,000	1,050,000
CSC Holdings LLC
8.625%, due 02/15/19	375,000	403,125
DISH DBS Corp.
5.875%, due 11/15/24	225,000	202,174
7.875%, due 09/01/19	1,425,000	1,543,617
Numericable-SFR
6.250%, due 05/15/24[2]	1,425,000	1,389,375
Unitymedia GmbH
6.125%, due 01/15/25[2]	200,000	206,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.000%, due 01/15/25[2]	550,000	551,716
5.500%, due 01/15/23[2]	475,000	497,562
Virgin Media Finance PLC
5.250%, due 02/15/22	475,000	431,062
5.750%, due 01/15/25[2]	675,000	671,625
VTR Finance BV
6.875%, due 01/15/24[2]	200,000	186,550
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.250%, due 07/15/19	1,200,000	1,095,000

		10,923,917

Managed High Yield Plus Fund Inc.

Schedule of investments — February 29, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Media-diversified — 0.83%
TEGNA, Inc.
5.125%, due 07/15/20	175,000	182,875
6.375%, due 10/15/23	700,000	750,750

		933,625

Media-services — 0.81%
Lamar Media Corp.
5.375%, due 01/15/24	450,000	462,375
WMG Acquisition Corp.
5.625%, due 04/15/22[2]	50,000	49,625
6.000%, due 01/15/21[2]	390,000	395,850

		907,850

Medical products — 1.43%
Grifols Worldwide Operations Ltd.
5.250%, due 04/01/22	600,000	620,250
Hill-Rom Holdings, Inc.
5.750%, due 09/01/23[2]	300,000	308,250
Hologic, Inc.
5.250%, due 07/15/22[2]	475,000	497,515
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.750%, due 08/01/22[2]	175,000	172,813

		1,598,828

Metals/mining excluding steel — 1.80%
Alcoa, Inc.
5.125%, due 10/01/24	370,000	334,387
FMG Resources (August 2006)
9.750%, due 03/01/22[2]	225,000	211,500
Hecla Mining Co.
6.875%, due 05/01/21	950,000	726,750
Natural Resource Partners LP/NRP Finance Corp.
9.125%, due 10/01/18	475,000	220,875
Westmoreland Coal Co.
8.750%, due 01/01/22[2]	850,000	522,750

		2,016,262

Multi-line insurance — 0.69%
AXA SA
6.379%, due 12/14/36[2,4,5]	750,000	777,338

Oil field equipment & services — 0.22%
SESI LLC
7.125%, due 12/15/21	400,000	245,500

Oil refining & marketing — 0.39%
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.500%, due 04/15/21	275,000	165,688
7.625%, due 01/15/22	450,000	268,312

		434,000

Managed High Yield Plus Fund Inc.

Schedule of investments — February 29, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Packaging — 4.32%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.250%, due 01/31/19[2]	250,000	244,375
6.750%, due 01/31/21[2]	550,000	516,313
Ball Corp.
4.375%, due 12/15/20	300,000	313,500
Crown Americas LLC/Crown Americas Capital Corp. IV
4.500%, due 01/15/23	475,000	484,500
Graphic Packaging International, Inc.
4.750%, due 04/15/21	350,000	357,875
4.875%, due 11/15/22	100,000	101,750
Owens-Brockway Glass Container, Inc.
5.000%, due 01/15/22[2]	300,000	294,375
5.875%, due 08/15/23[2]	100,000	103,000
Reynolds Group Issuer, Inc.
5.750%, due 10/15/20	500,000	513,750
7.875%, due 08/15/19	925,000	964,312
8.250%, due 02/15/21[6]	800,000	786,000
9.875%, due 08/15/19	150,000	154,500

		4,834,250

Personal & casualty insurance — 0.74%
HUB International Ltd.
7.875%, due 10/01/21[2]	925,000	827,875

Pharmaceuticals — 2.92%
Capsugel SA
7.000%, due 05/15/19[2,3]	775,000	775,484
ConvaTec Healthcare SA
10.500%, due 12/15/18[2]	225,000	230,625
Endo Finance LLC & Endo Finco, Inc.
7.750%, due 01/15/22[2,6]	850,000	881,875
Valeant Pharmaceuticals International, Inc.
6.375%, due 10/15/20[2]	75,000	68,813
6.750%, due 08/15/18[2]	375,000	352,500
7.000%, due 10/01/20[2]	780,000	735,150
7.500%, due 07/15/21[2]	250,000	228,750

		3,273,197

Printing & publishing — 1.52%
RR Donnelley & Sons Co.
6.000%, due 04/01/24	325,000	243,750
7.875%, due 03/15/21	600,000	559,500
The McClatchy Co.
9.000%, due 12/15/22	1,025,000	902,000

		1,705,250

Managed High Yield Plus Fund Inc.

Schedule of investments — February 29, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Real estate development & management — 1.01%
CBRE Services, Inc.
5.000%, due 03/15/23	450,000	451,512
Crescent Resources LLC/Crescent Ventures, Inc.
10.250%, due 08/15/17[2]	300,000	297,000
Realogy Group LLC/Realogy Co-Issuer Corp.
5.250%, due 12/01/21[2]	375,000	381,094

		1,129,606

Real estate investment trusts — 0.64%
iStar, Inc.
3.875%, due 07/01/16	725,000	720,469

Recreation & travel — 0.26%
NCL Corp. Ltd.
4.625%, due 11/15/20[2]	300,000	291,750

Software/services — 2.48%
BMC Software Finance, Inc.
8.125%, due 07/15/21[2]	750,000	476,250
First Data Corp.
5.750%, due 01/15/24[2]	275,000	276,719
7.000%, due 12/01/23[2]	700,000	698,950
Infor US, Inc.
5.750%, due 08/15/20[2]	250,000	251,875
6.500%, due 05/15/22[2]	825,000	715,687
Rackspace Hosting, Inc.
6.500%, due 01/15/24[2]	375,000	353,438

		2,772,919

Specialty retail — 0.82%
CST Brands, Inc.
5.000%, due 05/01/23	100,000	99,000
Dollar Tree, Inc.
5.750%, due 03/01/23[2]	125,000	132,969
Michaels Stores, Inc.
5.875%, due 12/15/20[2]	450,000	463,500
Party City Holdings, Inc.
6.125%, due 08/15/23[2]	225,000	220,500

		915,969

Steel producers/products — 1.59%
ArcelorMittal
7.250%, due 02/25/22[6]	225,000	202,500
8.000%, due 10/15/39[6]	375,000	294,938
10.850%, due 06/01/19[6]	625,000	657,812
Steel Dynamics, Inc.
5.125%, due 10/01/21	75,000	73,125
5.250%, due 04/15/23	450,000	421,875
6.375%, due 08/15/22	125,000	125,000

		1,775,250

Managed High Yield Plus Fund Inc.

Schedule of investments — February 29, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Support-services — 5.22%
AECOM
5.875%, due 10/15/24	600,000	597,000
Ashtead Capital, Inc.
5.625%, due 10/01/24[2]	600,000	591,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.250%, due 03/15/25[2]	325,000	286,813
5.500%, due 04/01/23	450,000	425,250
Iron Mountain, Inc.
6.000%, due 10/01/20[2]	325,000	344,500
MSCI, Inc.
5.250%, due 11/15/24[2]	100,000	105,750
5.750%, due 08/15/25[2]	300,000	323,625
SquareTwo Financial Corp.
11.625%, due 04/01/17[7]	2,625,000	735,000
Team Health, Inc.
7.250%, due 12/15/23[2]	275,000	288,750
The ADT Corp.
6.250%, due 10/15/21	600,000	585,000
TMS International Corp.
7.625%, due 10/15/21[8]	1,025,000	776,437
United Rentals North America, Inc.
4.625%, due 07/15/23	275,000	275,000
6.125%, due 06/15/23	450,000	461,812
8.250%, due 02/01/21	46,000	48,300

		5,844,237

Telecom-integrated/services — 6.70%
CenturyLink, Inc.
6.450%, due 06/15/21	625,000	634,762
6.750%, due 12/01/23	250,000	245,000
7.600%, due 09/15/39	150,000	124,500
Cogent Communications Group, Inc.
5.375%, due 03/01/22[2]	450,000	435,375
Embarq Corp.
7.995%, due 06/01/36	225,000	213,750
Equinix, Inc.
5.375%, due 04/01/23	950,000	1,016,215
Frontier Communications Corp.
6.875%, due 01/15/25	75,000	63,188
9.250%, due 07/01/21	575,000	575,000
10.500%, due 09/15/22[2]	350,000	354,813
11.000%, due 09/15/25[2]	900,000	901,125
Intelsat Jackson Holdings SA
5.500%, due 08/01/23	450,000	292,500
7.250%, due 10/15/20	1,450,000	1,000,500
Intelsat Luxembourg SA
6.750%, due 06/01/18	100,000	60,250

Managed High Yield Plus Fund Inc.

Schedule of investments — February 29, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Telecom-integrated/services — (concluded)
Level 3 Financing, Inc.
5.375%, due 08/15/22	375,000	385,312
6.125%, due 01/15/21	50,000	52,250
Telecom Italia SpA
5.303%, due 05/30/24[2]	350,000	339,500
Windstream Corp.
7.750%, due 10/01/21	1,000,000	806,875

		7,500,915

Telecom-wireless — 6.17%
Communications Sales & Leasing, Inc./CSL Capital LLC
8.250%, due 10/15/23	675,000	602,437
Sprint Capital Corp.
6.900%, due 05/01/19	300,000	255,750
8.750%, due 03/15/32	600,000	462,000
Sprint Communications, Inc.
7.000%, due 03/01/20[2]	75,000	73,688
9.000%, due 11/15/18[2]	750,000	778,575
11.500%, due 11/15/21	500,000	423,750
Sprint Corp.
7.125%, due 06/15/24	225,000	160,313
7.250%, due 09/15/21	1,475,000	1,109,937
7.625%, due 02/15/25	325,000	232,375
7.875%, due 09/15/23	200,000	147,602
T-Mobile USA, Inc.
6.375%, due 03/01/25	700,000	708,750
6.625%, due 04/01/23	450,000	470,250
Wind Acquisition Finance SA
6.500%, due 04/30/20[2]	200,000	202,500
7.375%, due 04/23/21[2]	1,400,000	1,288,000

		6,915,927

Telecommunications equipment — 0.92%
Avaya, Inc.
7.000%, due 04/01/19[2]	525,000	322,875
CDW LLC/CDW Finance Corp.
5.500%, due 12/01/24	375,000	387,188
6.000%, due 08/15/22	300,000	319,530

		1,029,593

Theaters & entertainment — 0.61%
Activision Blizzard, Inc.
5.625%, due 09/15/21[2]	225,000	236,531
Cinemark USA, Inc.
4.875%, due 06/01/23	450,000	450,000

		686,531

Managed High Yield Plus Fund Inc.

Schedule of investments — February 29, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (concluded)
Transportation excluding air/rail — 0.85%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.125%, due 11/15/21[2]	775,000	544,438
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.
7.375%, due 01/15/22[2]	400,000	128,000
Teekay Offshore Partners LP/Teekay Offshore Finance Corp.
6.000%, due 07/30/19	550,000	275,000

		947,438

Total corporate bonds (cost — $147,664,972)		136,150,127

Repurchase agreement — 8.58%
Repurchase agreement dated 02/29/16 with State Street Bank and Trust Co., 0.010% due 03/01/16, collateralized by $3,158,957 US Treasury Bonds, 8.000% to 8.125% due 08/15/21 to 11/15/21 and $5,195,646 US Treasury Notes, 1.625% to 3.750% due 11/15/18 to 08/15/21; (value — $9,800,209); proceeds: $9,608,003 (cost — $9,608,000)	9,608,000	9,608,000

Total investments (cost — $157,272,972) — 130.13%		145,758,127

Liabilities in excess of other assets — (30.13)%		(33,750,436)

Net assets — 100.00%		$112,007,691

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,755,609

Gross unrealized depreciation	(13,270,454)

Net unrealized depreciation	$(11,514,845)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing the Fund’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	136,150,127	—	136,150,127
Repurchase agreement	—	9,608,000	—	9,608,000
Total	—	145,758,127	—	145,758,127

At February 29, 2016, there were no transfers between Level 1 and Level 2.

Managed High Yield Plus Fund Inc.

Schedule of investments — February 29, 2016 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	81.2
Luxembourg	5.3
France	2.5
Netherlands	2.0
United Kingdom	1.6
Canada	1.3
Ireland	1.2
Germany	0.9
Mexico	0.8
Liberia	0.7
Marshall Islands	0.7
Croatia	0.6
Singapore	0.4
Finland	0.3
Italy	0.2
Bermuda	0.2
Australia	0.1

Total	100.0

Portfolio footnotes

[1]	Entire or partial amount pledged as collateral for bank loan.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 50.50% of net assets as of February 29, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	Payment-in-kind security for which part of the income earned may be paid as additional principal.
[4]

Variable or floating rate security. The interest rate shown is the current rate as of February 29, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[5]	Perpetual bond security. The maturity date reflects next call date.
[6]	Step bond that converts to the noted fixed rate at a designated future date.
[7]	Illiquid investment as of February 29, 2016.
[8]

Security exempt from registration pursuant to Rule 144A under the Security Act of 1933. This security, which represents 0.69% of net assets as of February 29, 2016, is considered illiquid and may be sold in transactions exempt from registration, normally to qualified buyers.

Portfolio acronyms
MTN	Medium Term Note

Managed High Yield Plus Fund Inc.

Schedule of investments — February 29, 2016 (unaudited)

Managed High Yield Plus Fund Inc.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use official market closing prices, last reported sale prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. (“UBS AM”), the investment manager and administrator of the Fund. UBS AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”).

The Board has delegated to the UBS AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by an independent third party.

The Fund expects to price most of its portfolio holdings based on current market value, as discussed previously. Investments for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized evaluation system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Investments also may be valued based on appraisals derived from information concerning the investment or similar securities or investments received from recognized dealers in those holdings. If the Fund concludes that a market quotation is not readily available for a portfolio investment for any number of reasons, including the occurrence of a “significant event” (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the New York Stock Exchange (“NYSE”), the Fund will use fair value methods to reflect those events.

Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Managed High Yield Plus Fund Inc.

Schedule of investments — February 29, 2016 (unaudited)

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”). The modification removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the implications of these changes and their impact on the financial statements and disclosures.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated November 30, 2015.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: April 29, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: April 29, 2016